Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 168,071	$ 164,455
Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	144,555	141,539
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	244,422	350,497
Long-term debt, including current portion	2,174,144	2,090,082
Carrying Value | Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	144,555	141,539
Carrying Value | Debt securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	23,516	22,916
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	244,422	350,497
Long-term debt, including current portion	2,215,458	2,243,167
Fair Value | Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	144,555	141,539
Fair Value | Debt securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 23,516	$ 22,916